UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1435



                                AMCAP Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: February 28, 2005

                    Date of reporting period: August 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                        Los Angeles, California 90071105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMCAP FUND

[photo of a boy holding a leaf]

Semi-annual report for the six months ended August 31, 2004

AMCAP FUND(R) seeks long-term growth of capital by investing in U.S. companies with a record of superior growth.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2004 (the most recent calendar quarter):

CLASS A SHARES                                                      1 year           5 years          10 years
Reflecting 5.75% maximum sales charge
Average annual total return                                           --               +3.48%           +12.04%
Cumulative total return                                              +5.11%          +18.68%          +211.68%

Sales charges are lower for accounts (and aggregated investments) of $25,000 or more.

Other share class results and important information can be found on page 24.

INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

[photo of a boy touching a leaf held by someone else's hand]

The six months ended August 31 proved to be a period of retrenchment for the stock market. After a strong rebound in AMCAP's fiscal 2004, stock prices drifted mostly lower during the past six months. Rising oil prices, continuing hostilities in Iraq and uncertainty about the presidential election troubled investors.

In this environment, AMCAP Fund posted a loss of 4.5%, while the unmanaged Standard & Poor's 500 Composite Index lost 2.7%. The Lipper Growth Funds Index, which tracks the largest growth funds, lost 5.4%, and the Lipper Multi-Cap Core Funds Index, which monitors mutual funds that invest in companies of different sizes, lost 4.1%.

For the long term, AMCAP's results outpaced the S&P 500 and competitive fund indexes. AMCAP's average annual total return over the 10 years ended August 31 was 12.1%, compared with 10.7% for the S&P 500; 7.9% for the Lipper Growth Funds Index, and 9.4% for the Lipper Multi-Cap Core Funds Index. Cumulative total returns are shown below.

[Begin Sidebar]

Cumulative total returns
For periods ended August 31, 2004                                   1 year           5 years         10 years

AMCAP                                                                +6.1%           +22.7%           +213.6%
Standard & Poor's 500 Composite Index1                              +11.4             -9.9            +176.0
Lipper Multi-Cap Core Funds Index                                   +10.1             +0.4            +144.7
Lipper Growth Funds Index                                            +5.8            -18.0            +114.8

(1) The S&P 500 is unmanaged and does not reflect sales charges, commissions or expenses. Lipper indexes do not include the effects of sales charges.

[End Sidebar]

THE ECONOMY AND THE STOCK MARKET

Even though uncertainty about the future impacted stock prices, the economic and corporate trends that helped fuel the stock recovery in fiscal 2004 remained intact during the past six months. Consumer spending was healthy. Interest rates rose slightly, although historically they are still quite low. Opportunities for mortgage refinancing continued for consumers, who were also aided by significant tax cuts for dividends and capital gains. U.S. corporations saw significant profit margin improvement helped by revenue growth, cost control and productivity gains. Corporate balance sheets have also improved considerably over the past few years.

WHAT HELPED AND HURT THE FUND'S RESULTS

Internet-related retail companies helped the fund's results. They benefited from growing worldwide adoption of the Internet, strength in e-commerce and on-line advertising and increased investor optimism about the continuance of these trends. The online Internet auction company eBay increased 25.7% and Yahoo!, the Internet portal which offers online media, commerce and communications services, climbed 28.4%. The fund's investments in energy companies were also a positive factor. Aided by sharply rising oil prices caused by rising demand and lower supply than expected, Devon Energy's stock price rose 14.1%.

Several companies that hurt the fund's results in the past six months may have been merely digesting big stock price gains from the 2004 fiscal year. Lowe's, the fund's fifth largest holding which had risen 42.5% last year, declined 11.3% in the recent six months. Capital One Financial, which gained 128.4% last year, slipped 4.2%. American International Group, which grew 50.1% last year, fell 3.7%.

Technology companies, which had a sharp rally last year, declined in the recent period. The technology-heavy NASDAQ Composite Index fell 9.4%. Earnings expectations had increased for many of these companies, and when actual results came in below expectations, the stocks adjusted. As we have noted in previous annual reports, we invest in companies and not stocks, so we don't necessarily sell an investment because its stock price temporarily dips if we believe that the company's sales and earnings are still on track for the long term. While technology companies certainly have cyclical characteristics, we believe that the recent technology stock correction does not indicate that there are long-term problems in the technology sector. Rather, we think our technology investments are well managed, have a competitive edge in their industries and present a good opportunity for long-term growth.

LOOKING AHEAD

We remain positive about the long-term opportunities for AMCAP's carefully selected portfolio of companies that have a record of past growth and solid future prospects. We recommend, however, that shareholders keep realistic expectations of investment results rather than focusing on the exuberant and unsustainable returns of the late 1990s.

We are pleased to report that fund assets have grown to $15.6 billion from $14.4 billion in the past six months. We welcome our new shareholders and thank our long-term investors for their faith in AMCAP.

Cordially,

/s/ R. Michael Shanahan

R. Michael Shanahan
Chairman of the Board

/s/ Claudia P. Huntington

Claudia P. Huntington
President

October 8, 2004

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, August 31, 2004                                 unaudited

Beginning with this report, a summary portfolio, now approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.



[begin pie chart]
                                                                   Percent
                                                                    of net
LARGEST INDUSTRY SECTOR HOLDINGS                                    assets

Consumer discretionary                                               21.81 %
Information technology                                               16.58
Health care                                                          15.75
Financials                                                            9.19
Industrials                                                           7.01
Other industries                                                     12.07
Cash & equivalents                                                   17.59

[end pie chart]

                                                                                            Shares           Market        Percent
                                                                                                              value         of net
COMMON STOCKS  - 82.31%                                                                                       (000)         assets

CONSUMER DISCRETIONARY  - 21.81%
Target Corp.                                                                             5,375,000         $239,617          1.53%
Lowe's Companies, Inc.                                                                   4,720,000          234,584           1.50
eBay Inc.  (1)                                                                           2,680,000          231,927           1.48
Kohl's Corp.  (1)                                                                        3,975,000          196,683           1.26
Best Buy Co., Inc.                                                                       3,800,000          176,776           1.13
Time Warner Inc.  (1)                                                                   10,747,500          175,722           1.12
Harley-Davidson Motor Co.                                                                2,871,900          175,243           1.12
Carnival Corp., units                                                                    3,568,100          163,383           1.04
Liberty Media Corp., Class A  (1)                                                       17,400,000          155,034            .99
Johnson Controls, Inc.                                                                   2,640,000          148,632            .95
Dollar General Corp.                                                                     7,000,000          137,900            .88
IAC/InterActiveCorp  (1)                                                                 5,110,000          116,559            .75
Michaels Stores, Inc.                                                                    2,005,000          114,947            .73
Other securities                                                                                          1,146,138           7.33
                                                                                                          3,413,145          21.81

INFORMATION TECHNOLOGY  - 16.58%
First Data Corp.                                                                         5,992,110          253,167           1.62
Cisco Systems, Inc.  (1)                                                                 9,829,300          184,398           1.18
Applied Materials, Inc.  (1)                                                            10,900,000          173,201           1.11
Microsoft Corp.                                                                          6,170,000          168,441           1.07
Yahoo! Inc.  (1)                                                                         4,711,200          134,316            .86
Other securities                                                                                          1,681,168          10.74
                                                                                                          2,594,691          16.58

HEALTH CARE  - 15.75%
WellPoint Health Networks Inc., Class A  (1)                                             2,400,000          235,632           1.51
HCA Inc.                                                                                 5,845,000          226,844           1.45
Forest Laboratories, Inc.  (1)                                                           4,025,000          184,546           1.18
Express Scripts, Inc.  (1)                                                               2,900,000          183,280           1.17
Biogen Idec Inc.  (1)                                                                    2,772,500          164,492           1.05
Eli Lilly and Co.                                                                        2,560,000          162,432           1.04
Guidant Corp.                                                                            2,110,000          126,178            .81
Other securities                                                                                          1,181,294           7.54
                                                                                                          2,464,698          15.75

FINANCIALS  - 9.19%
Fannie Mae                                                                               5,165,000          384,534           2.46
Capital One Financial Corp.                                                              3,401,200          230,465           1.47
American International Group, Inc.                                                       2,980,000          212,295           1.36
Wells Fargo & Co.                                                                        2,020,000          118,675            .76
Freddie Mac                                                                              1,750,000          117,460            .75
Other securities                                                                                            374,983           2.39
                                                                                                          1,438,412           9.19

INDUSTRIALS  - 7.01%
General Dynamics Corp.                                                                   1,540,000          150,366            .96
Robert Half International Inc.                                                           5,900,000          144,550            .92
Precision Castparts Corp.                                                                2,620,000          144,336            .92
General Electric Co.                                                                     3,750,000          122,963            .79
Southwest Airlines Co.                                                                   7,985,000          118,338            .76
Other securities                                                                                            416,528           2.66
                                                                                                          1,097,081           7.01

CONSUMER STAPLES  - 5.64%
Avon Products, Inc.                                                                      3,960,000          174,953           1.12
PepsiCo, Inc.                                                                            2,490,000          124,500            .80
Altria Group, Inc.                                                                       2,500,000          122,375            .78
Wal-Mart Stores, Inc.                                                                    1,000,000           52,670            .34
Other securities                                                                                            406,969           2.60
                                                                                                            881,467           5.64

ENERGY  - 3.87%
Devon Energy Corp.                                                                       2,985,000          193,458           1.24
Other securities                                                                                            412,581           2.63
                                                                                                            606,039           3.87

TELECOMMUNICATION SERVICES  - 1.49%
Telephone and Data Systems, Inc.                                                         1,525,000          117,578            .75
Other securities                                                                                            115,579            .74
                                                                                                            233,157           1.49


OTHER - 0.97%                                                                                               151,557            .97


TOTAL COMMON STOCKS (cost: $10,742,123,000)                                                              12,880,247          82.31



                                                                               Shares or principal           Market        Percent
                                                                                            amount            value         of net
CONVERTIBLE SECURITIES  - 0.10%                                                                               (000)         assets

OTHER - 0.10%                                                                                                15,405            .10

TOTAL CONVERTIBLE SECURITIES (cost: $15,000,000)                                                             15,405            .10



                                                                                         Principal           Market        Percent
                                                                                            amount            value         of net
SHORT-TERM SECURITIES  - 17.45%                                                              (000)            (000)         assets


U.S. Treasury Bills 1.135%-1.475% due 9/23-11/18/2004                                     $204,200         $203,799           1.30
Wal-Mart Stores Inc. 1.34%-1.58% due 9/8-10/26/2004 (2)                                    148,500          148,283            .95
Coca-Cola Co. 1.36%-1.54% due 9/9-10/20/2004                                               134,000          133,856            .86
CAFCO, LLC 1.48%-1.68% due 9/2-11/17/2004 (2)                                              131,800          131,512            .84
Abbott Laboratories Inc. 1.36%-1.58% due 9/28-11/2/2004 (2)                                130,700          130,465            .83
Receivables Capital Co. LLC 1.53% due 9/15-9/24/2004 (2)                                    70,700           70,642
Bank of America Corp. 1.57%-1.62% due 10/27-10/29/2004                                      55,000           54,856            .80
DuPont (E.I.) de Nemours & Co. 1.33%-1.47% due 9/7-9/29/2004                               122,200          122,117            .78
Pfizer Inc 1.35%-1.53% due 9/13-10/7/2004 (2)                                              117,300          117,181            .75
Variable Funding Capital Corp. 1.43%-1.51% due 9/9-9/22/2004 (2)                           114,500          114,432            .73
Procter & Gamble Co. 1.50%-1.64% due 9/29-11/22/2004 (2)                                   114,200          113,952            .73
Freddie Mac 1.56%-1.59% due 10/18-10/29/2004                                               107,800          107,559            .69
Eli Lilly and Co. 1.45%-1.52% due 9/10-10/8/2004 (2)                                        75,500           75,428            .48
Wells Fargo & Co. 1.58% due 10/4/2004                                                       50,000           50,000            .32
Edison Asset Securitization LLC 1.53% due 10/6/2004 (2)                                     40,000           39,939            .25
Fannie Mae 1.51% due 10/14/2004                                                             32,200           32,140            .21
Harley-Davidson Funding Corp. 1.49% due 10/5/2004 (2)                                       19,800           19,771            .13
Other securities                                                                                          1,065,352           6.80
TOTAL SHORT-TERM SECURITIES (cost: $2,731,331,000)                                                        2,731,284          17.45


TOTAL INVESTMENT SECURITIES (cost: $13,488,454,000)                                                      15,626,936          99.86

Other assets less liabilities                                                                                21,054            .14

NET ASSETS                                                                                              $15,647,990        100.00%


"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.


INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended August 31, 2004 appear below.

                                                                                                            Dividend      Market
Company                                          Beginning       Purchases       Sales          Ending        income       value
                                                    shares                                      shares         (000)       (000)
Outback Steakhouse, Inc.                         1,005,400       2,704,600          -        3,710,000          $625    $145,209

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.


(1) Security did not produce income during the last 12 months.
(2) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $1,643,739,000 which represented 10.50% of the net assets of the fund.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at August 31, 2004                            (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $13,332,485)                                            $15,481,727
  Affiliated issuer (cost: $155,969)                                                      145,209                   $15,626,936
 Cash                                                                                                                    40,034
 Receivables for:
  Sales of investments                                                                     21,165
  Sales of fund's shares                                                                   39,848
  Dividends and interest                                                                    9,816                        70,829
                                                                                                                     15,737,799
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 64,292
  Repurchases of fund's shares                                                             10,005
  Investment advisory services                                                              4,351
  Services provided by affiliates                                                          10,023
  Deferred Directors' compensation                                                          1,084
  Other fees and expenses                                                                      54                        89,809
NET ASSETS AT AUGUST 31, 2004                                                                                       $15,647,990

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                         $13,466,557
 Undistributed net investment income                                                                                      2,263
 Undistributed net realized gain                                                                                         40,688
 Net unrealized appreciation                                                                                          2,138,482
NET ASSETS AT AUGUST 31, 2004                                                                                       $15,647,990

Total authorized capital stock - 2,000,000 shares, $1.00 par value, (941,033 total shares outstanding)

                                                                                                               Net asset value
                                                                             Net assets   Shares outstanding      per share(1)

Class A                                                                     $11,639,644              696,722            $16.71
Class B                                                                         845,025               52,041             16.24
Class C                                                                       1,019,409               63,085             16.16
Class F                                                                       1,160,849               69,827             16.62
Class 529-A                                                                     162,240                9,735             16.67
Class 529-B                                                                      44,235                2,707             16.34
Class 529-C                                                                      57,529                3,518             16.35
Class 529-E                                                                      10,094                  610             16.55
Class 529-F                                                                       3,971                  239             16.66
Class R-1                                                                        16,106                  980             16.43
Class R-2                                                                       175,523               10,696             16.41
Class R-3                                                                       275,161               16,627             16.55
Class R-4                                                                       100,020                6,006             16.65
Class R-5                                                                       138,184                8,240             16.77
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $17.73 and
    $17.69, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended August 31, 2004
                                                        (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (also includes $625 from affiliate)                                           $47,389
  Interest                                                                                 16,134                       $63,523

 Fees and expenses:
  Investment advisory services                                                             25,460
  Distribution services                                                                    25,464
  Transfer agent services                                                                   6,789
  Administrative services                                                                   3,043
  Reports to shareholders                                                                     123
  Registration statement and prospectus                                                       907
  Postage, stationery and supplies                                                            763
  Directors' compensation                                                                      66
  Auditing and legal                                                                           79
  Custodian                                                                                    39
  State and local taxes                                                                       124
  Other                                                                                        19
  Total expenses before reimbursement                                                      62,876
   Reimbursement of expenses                                                                  198                        62,678
 Net investment income                                                                                                      845


NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                       121,222
 Net unrealized depreciation on investments                                                                            (835,672)
  Net realized gain and unrealized depreciation on investments                                                         (714,450)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $(713,605)

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                       Six months                    Year ended
                                                                                 ended August 31,                  February 29,
                                                                                            2004*                          2004
OPERATIONS:
 Net investment income                                                                       $845                        $2,194
 Net realized gain on investments                                                         121,222                       106,725
 Net unrealized (depreciation) appreciation on investments                               (835,672)                    3,125,418
  Net (decrease) increase in net assets resulting from operations                        (713,605)                    3,234,337

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                       -                        (1,999)

CAPITAL SHARE TRANSACTIONS                                                              1,968,267                     3,484,267

TOTAL INCREASE IN NET ASSETS                                                            1,254,662                     6,716,605

NET ASSETS:
 Beginning of period                                                                   14,393,328                     7,676,723
 End of period (including undistributed net investment
  income: $2,263 and $1,418, respectively)                                            $15,647,990                   $14,393,328

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in U.S. companies with a record of superior growth.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for        None
                                             certain redemptions
                                             within one year of
                                             purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero   Classes B and 529-B convert to
                                             for redemptions within     classes A and 529-A,
                                             six years of purchase      respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within  Class C converts to Class F
                                             one year of purchase       after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within  None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                       None
R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.


2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2004, the cost of investment securities for federal income tax purposes was $13,490,158,000.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                            $3,311
Undistributed short-term capital gains                                                                            442
Undistributed long-term capital gains                                                                          41,950
Gross unrealized appreciation on investment securities                                                      2,704,643
Gross unrealized depreciation on investment securities                                                       (567,865)
Net unrealized appreciation on investment securities                                                        2,136,778

The fund began the period with a capital loss carryforward of $67,938,000, expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. During the six months ended August 31, 2004, the fund realized, on a tax basis, a net capital gain of $121,186,000, which was offset by net capital losses of $10,856,000 that were realized during the period November 1, 2003 through February 29,2004.

Tax basis distributions paid to shareholders from net investment income were as follows (dollars in thousands):


Share class                                              Six months ended August 31, 2004           Year ended February 29, 2004
Class A                                                                                 -                                $ 1,750
Class B                                                                                 -                                      -
Class C                                                                                 -                                      -
Class F                                                                                 -                                    149
Class 529-A                                                                             -                                     27
Class 529-B                                                                             -                                      -
Class 529-C                                                                             -                                      -
Class 529-E                                                                             -                                      -
Class 529-F                                                                             -                                     -*
Class R-1                                                                               -                                      2
Class R-2                                                                               -                                      1
Class R-3                                                                               -                                     13
Class R-4                                                                               -                                     17
Class R-5                                                                               -                                     40
Total                                                                                   -                                $ 1,999

* Amount less than one thousand.

3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.295% on such assets in excess of $21 billion. For the six months ended August 31, 2004, the investment advisory service fee was $25,460,000, which was equivalent to an annualized rate of 0.333% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended August 31, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended August 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $13,328          $6,316         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          4,045             473          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          4,775          Included             $716               $129            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,358          Included             815                 49             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         101           Included             111                 12                  $ 74
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         207           Included              31                 11                   21
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         265           Included              40                 12                   26
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         24            Included              7                   1                   5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          5            Included              3                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          71            Included              11                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          583           Included             117                 403            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          596           Included             179                 128            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          106           Included              63                  4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              67                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $25,464          $6,789             $2,160              $755                 $128
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $90,000 in current fees (either paid in cash or deferred) and a net decrease of $24,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                                 Reinvestments
Share class                                                                        Sales(1)                       of dividends
                                                                               Amount       Shares            Amount       Shares
Six months ended August 31, 2004
Class A                                                                   $ 1,728,867      100,757               $ -            -
Class B                                                                       179,394       10,730                 -            -
Class C                                                                       274,371       16,492                 -            -
Class F                                                                       326,755       19,165                 -            -
Class 529-A                                                                    44,276        2,589                 -            -
Class 529-B                                                                    10,052          598                 -            -
Class 529-C                                                                    15,442          918                 -            -
Class 529-E                                                                     2,395          141                 -            -
Class 529-F                                                                     1,001           59                 -            -
Class R-1                                                                       7,622          454                 -            -
Class R-2                                                                      67,360        3,994                 -            -
Class R-3                                                                     121,398        7,141                 -            -
Class R-4                                                                      53,645        3,127                 -            -
Class R-5                                                                      29,203        1,691                 -            -
Total net increase
   (decrease)                                                             $ 2,861,781      167,856               $ -            -

Year ended February 29, 2004
Class A                                                                   $ 2,726,514      175,093           $ 1,647          109
Class B                                                                       338,848       22,398                 -            -
Class C                                                                       490,789       32,153                 -            -
Class F                                                                       615,346       39,610               136            9
Class 529-A                                                                    69,775        4,430                27            2
Class 529-B                                                                    18,873        1,229                 -            -
Class 529-C                                                                    25,276        1,625                 -            -
Class 529-E                                                                     4,353          280                 -            -
Class 529-F                                                                     2,470          154                 -            -
Class R-1                                                                      11,054          723                 2           -*
Class R-2                                                                     103,559        6,678                 1           -*
Class R-3                                                                     164,901       10,441                13           -*
Class R-4                                                                      56,417        3,704                17            1
Class R-5                                                                      64,761        4,102                40            3
Total net increase
   (decrease)                                                             $ 4,692,936      302,620           $ 1,883          124





Share class                                                                      Repurchases(1)                   Net increase
                                                                               Amount       Shares            Amount       Shares
Six months ended August 31, 2004
Class A                                                                    $ (643,986)     (37,690)      $ 1,084,881       63,067
Class B                                                                       (34,010)      (2,048)          145,384        8,682
Class C                                                                       (55,831)      (3,373)          218,540       13,119
Class F                                                                       (93,536)      (5,529)          233,219       13,636
Class 529-A                                                                    (2,911)        (171)           41,365        2,418
Class 529-B                                                                      (503)         (30)            9,549          568
Class 529-C                                                                    (1,188)         (71)           14,254          847
Class 529-E                                                                      (396)         (23)            1,999          118
Class 529-F                                                                      (115)          (7)              886           52
Class R-1                                                                      (2,556)        (154)            5,066          300
Class R-2                                                                     (13,775)        (819)           53,585        3,175
Class R-3                                                                     (23,390)      (1,380)           98,008        5,761
Class R-4                                                                      (9,456)        (556)           44,189        2,571
Class R-5                                                                     (11,861)        (692)           17,342          999
Total net increase
   (decrease)                                                              $ (893,514)     (52,543)      $ 1,968,267      115,313

Year ended February 29, 2004
Class A                                                                    $ (941,332)     (61,174)      $ 1,786,829      114,028
Class B                                                                       (41,976)      (2,801)          296,872       19,597
Class C                                                                       (61,622)      (4,108)          429,167       28,045
Class F                                                                       (95,136)      (6,141)          520,346       33,478
Class 529-A                                                                    (3,082)        (195)           66,720        4,237
Class 529-B                                                                      (822)         (52)           18,051        1,177
Class 529-C                                                                    (1,447)         (92)           23,829        1,533
Class 529-E                                                                      (152)         (10)            4,201          270
Class 529-F                                                                       (72)          (4)            2,398          150
Class R-1                                                                      (1,606)        (101)            9,450          622
Class R-2                                                                     (16,479)      (1,084)           87,081        5,594
Class R-3                                                                     (22,734)      (1,440)          142,180        9,001
Class R-4                                                                      (8,358)        (522)           48,076        3,183
Class R-5                                                                     (15,734)        (987)           49,067        3,118
Total net increase
   (decrease)                                                            $ (1,210,552)     (78,711)      $ 3,484,267      224,033

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.


5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,891,435,000 and $838,841,000, respectively, during the six months ended August 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended August 31, 2004, the custodian fee of $39,000 included $3,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                (Loss) income from investment operations(2)
                                                                                                         Net
                                                              Net asset                       (losses) gains
                                                                 value,            Net         on securities         Total from
                                                              beginning     investment        (both realized         investment
                                                              of period  income (loss)       and unrealized)         operations
CLASS A:
 Six months ended 8/31/2004 (5)                                  $17.50           $.01                $(.80)             $(.79)
 Year ended 2/29/2004                                             12.78            .02                 4.70               4.72
 Year ended 2/28/2003                                             15.29            .03                (2.42)             (2.39)
 Year ended 2/28/2002                                             17.24            .09                (1.24)             (1.15)
 Year ended 2/28/2001                                             19.00            .22                  .38                .60
 Year ended 2/29/2000                                             17.84            .13                 3.61               3.74
CLASS B:
 Six months ended 8/31/2004 (5)                                   17.07           (.05)                (.78)              (.83)
 Year ended 2/29/2004                                             12.56           (.10)                4.61               4.51
 Year ended 2/28/2003                                             15.12           (.07)               (2.39)             (2.46)
 Year ended 2/28/2002                                             17.14           (.04)               (1.23)             (1.27)
 Period from 3/15/2000 to 2/28/2001                               19.06            .09                  .31                .40
CLASS C:
 Six months ended 8/31/2004 (5)                                   16.99           (.06)                (.77)              (.83)
 Year ended 2/29/2004                                             12.51           (.11)                4.59               4.48
 Year ended 2/28/2003                                             15.07           (.07)               (2.39)             (2.46)
 Period from 3/15/2001 to 2/28/2002                               16.50           (.07)                (.59)              (.66)
CLASS F:
 Six months ended 8/31/2004 (5)                                   17.41            .01                 (.80)              (.79)
 Year ended 2/29/2004                                             12.73            .01                 4.67               4.68
 Year ended 2/28/2003                                             15.25            .03                (2.41)             (2.38)
 Period from 3/16/2001 to 2/28/2002                               16.34            .05                 (.33)              (.28)
CLASS 529-A:
 Six months ended 8/31/2004 (5)                                   17.46            .01                 (.80)              (.79)
 Year ended 2/29/2004                                             12.76            .01                 4.70               4.71
 Year ended 2/28/2003                                             15.29            .04                (2.43)             (2.39)
 Period from 2/15/2002 to 2/28/2002                               15.48            .01                 (.20)              (.19)
CLASS 529-B:
 Six months ended 8/31/2004 (5)                                   17.20           (.07)                (.79)              (.86)
 Year ended 2/29/2004                                             12.68           (.13)                4.65               4.52
 Year ended 2/28/2003                                             15.28           (.08)               (2.42)             (2.50)
 Period from 2/19/2002 to 2/28/2002                               15.21              - (7)              .07                .07
CLASS 529-C:
 Six months ended 8/31/2004 (5)                                   17.21           (.07)                (.79)              (.86)
 Year ended 2/29/2004                                             12.68           (.13)                4.66               4.53
 Year ended 2/28/2003                                             15.28           (.08)               (2.42)             (2.50)
 Period from 2/19/2002 to 2/28/2002                               15.21              - (7)              .07                .07
CLASS 529-E:
 Six months ended 8/31/2004 (5)                                   17.37           (.03)                (.79)              (.82)
 Year ended 2/29/2004                                             12.73           (.05)                4.69               4.64
 Period from 3/7/2002 to 2/28/2003                                16.08           (.01)               (3.22)             (3.23)
CLASS 529-F:
 Six months ended 8/31/2004 (5)                                   17.46              - (7)             (.80)              (.80)
 Year ended 2/29/2004                                             12.78           (.01)                4.69               4.68
 Period from 9/17/2002 to 2/28/2003                               12.80            .01                    - (7)            .01




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                 (Loss) income from investment operations(2)
                                                                                                         Net
                                                              Net asset                       (losses) gains
                                                                 value,             Net        on securities         Total from
                                                              beginning      investment       (both realized         investment
                                                              of period   (loss) income      and unrealized)         operations
CLASS R-1:
 Six months ended 8/31/2004 (5)                                  $17.28          $(.06)               $(.79)             $(.85)
 Year ended 2/29/2004                                             12.73           (.12)                4.68               4.56
 Period from 6/26/2002 to 2/28/2003                               13.96           (.04)               (1.19)             (1.23)
CLASS R-2:
 Six months ended 8/31/2004 (5)                                   17.26           (.06)                (.79)              (.85)
 Year ended 2/29/2004                                             12.71           (.11)                4.66               4.55
 Period from 5/21/2002 to 2/28/2003                               15.51           (.05)               (2.63)             (2.68)
CLASS R-3:
 Six months ended 8/31/2004 (5)                                   17.37           (.02)                (.80)              (.82)
 Year ended 2/29/2004                                             12.75           (.05)                4.67               4.62
 Period from 6/4/2002 to 2/28/2003                                15.06           (.01)               (2.17)             (2.18)
CLASS R-4:
 Six months ended 8/31/2004 (5)                                   17.45            .01                 (.81)              (.80)
 Year ended 2/29/2004                                             12.76            .01                 4.69               4.70
 Period from 5/20/2002 to 2/28/2003                               15.67            .02                (2.78)             (2.76)
CLASS R-5:
 Six months ended 8/31/2004 (5)                                   17.54            .03                 (.80)              (.77)
 Year ended 2/29/2004                                             12.78            .06                 4.71               4.77
 Period from 5/15/2002 to 2/28/2003                               15.72            .06                (2.85)             (2.79)




FINANCIAL HIGHLIGHTS (1)

                                                                        Dividends and distributions

                                                               Dividends
                                                               (from net  Distributions               Total          Net asset
                                                              investment  (from capital       dividends and         value, end
                                                                 income)         gains)       distributions          of period
CLASS A:
 Six months ended 8/31/2004 (5)                                     $ -            $ -                  $ -             $16.71
 Year ended 2/29/2004                                                 -  (7)         -                    - (7)          17.50
 Year ended 2/28/2003                                              (.02)          (.10)                (.12)             12.78
 Year ended 2/28/2002                                              (.09)          (.71)                (.80)             15.29
 Year ended 2/28/2001                                              (.10)         (2.26)               (2.36)             17.24
 Year ended 2/29/2000                                              (.10)         (2.48)               (2.58)             19.00
CLASS B:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.24
 Year ended 2/29/2004                                                 -              -                    -              17.07
 Year ended 2/28/2003                                                 -           (.10)                (.10)             12.56
 Year ended 2/28/2002                                              (.04)          (.71)                (.75)             15.12
 Period from 3/15/2000 to 2/28/2001                                (.06)         (2.26)               (2.32)             17.14
CLASS C:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.16
 Year ended 2/29/2004                                                 -              -                    -              16.99
 Year ended 2/28/2003                                                 -           (.10)                (.10)             12.51
 Period from 3/15/2001 to 2/28/2002                                (.06)          (.71)                (.77)             15.07
CLASS F:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.62
 Year ended 2/29/2004                                                 -  (7)         -                    - (7)          17.41
 Year ended 2/28/2003                                              (.04)          (.10)                (.14)             12.73
 Period from 3/16/2001 to 2/28/2002                                (.10)          (.71)                (.81)             15.25
CLASS 529-A:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.67
 Year ended 2/29/2004                                              (.01)             -                 (.01)             17.46
 Year ended 2/28/2003                                              (.04)          (.10)                (.14)             12.76
 Period from 2/15/2002 to 2/28/2002                                   -              -                    -              15.29
CLASS 529-B:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.34
 Year ended 2/29/2004                                                 -              -                    -              17.20
 Year ended 2/28/2003                                                 -           (.10)                (.10)             12.68
 Period from 2/19/2002 to 2/28/2002                                   -              -                    -              15.28
CLASS 529-C:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.35
 Year ended 2/29/2004                                                 -              -                    -              17.21
 Year ended 2/28/2003                                                 -           (.10)                (.10)             12.68
 Period from 2/19/2002 to 2/28/2002                                   -              -                    -              15.28
CLASS 529-E:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.55
 Year ended 2/29/2004                                                 -              -                    -              17.37
 Period from 3/7/2002 to 2/28/2003                                 (.02)          (.10)                (.12)             12.73
CLASS 529-F:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.66
 Year ended 2/29/2004                                                 -  (7)         -                    - (7)          17.46
 Period from 9/17/2002 to 2/28/2003                                (.03)             -                 (.03)             12.78




FINANCIAL HIGHLIGHTS (1)                                            (continued)

                                                                        Dividends and distributions

                                                               Dividends
                                                               (from net  Distributions                Total         Net asset
                                                              investment  (from capital        dividends and        value, end
                                                                 income)         gains)        distributions         of period
CLASS R-1:
 Six months ended 8/31/2004 (5)                                     $ -            $ -                  $ -             $16.43
 Year ended 2/29/2004                                              (.01)             -                 (.01)             17.28
 Period from 6/26/2002 to 2/28/2003                                   -              -                    -              12.73
CLASS R-2:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.41
 Year ended 2/29/2004                                                 -   (7)        -                    - (7)          17.26
 Period from 5/21/2002 to 2/28/2003                                (.02)          (.10)                (.12)             12.71
CLASS R-3:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.55
 Year ended 2/29/2004                                                 -   (7)        -                    - (7)          17.37
 Period from 6/4/2002 to 2/28/2003                                 (.03)          (.10)                (.13)             12.75
CLASS R-4:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.65
 Year ended 2/29/2004                                              (.01)             -                 (.01)             17.45
 Period from 5/20/2002 to 2/28/2003                                (.05)          (.10)                (.15)             12.76
CLASS R-5:
 Six months ended 8/31/2004 (5)                                       -              -                    -              16.77
 Year ended 2/29/2004                                              (.01)             -                 (.01)             17.54
 Period from 5/15/2002 to 2/28/2003                                (.05)          (.10)                (.15)             12.78




FINANCIAL HIGHLIGHTS (1)

                                                                            Ratio of expenses   Ratio of expenses     Ratio of net
                                                              Net assets,      to average net      to average net    income (loss)
                                                   Total    end of period       assets before        assets after       to average
                                              return (3)    (in millions)       reimbursement   reimbursement (4)       net assets
CLASS A:
 Six months ended 8/31/2004 (5)                  (4.51%)          $11,640             .70% (6)           .70% (6)         .13% (6)
 Year ended 2/29/2004                             36.96            11,086              .73                .73              .11
 Year ended 2/28/2003                            (15.70)            6,641              .77                .77              .25
 Year ended 2/28/2002                             (7.08)            7,356              .71                .71              .58
 Year ended 2/28/2001                              3.03             7,417              .67                .67             1.18
 Year ended 2/29/2000                             22.30             7,270              .68                .68              .72
CLASS B:
 Six months ended 8/31/2004 (5)                   (4.86)              845             1.48 (6)           1.48 (6)         (.65)(6)
 Year ended 2/29/2004                             35.91               740             1.50               1.50             (.66)
 Year ended 2/28/2003                            (16.36)              299             1.55               1.55             (.52)
 Year ended 2/28/2002                             (7.82)              174             1.49               1.49             (.27)
 Period from 3/15/2000 to 2/28/2001                1.93                41             1.47 (6)           1.47 (6)          .50 (6)
CLASS C:
 Six months ended 8/31/2004 (5)                   (4.89)            1,019             1.54 (6)           1.54 (6)         (.71)(6)
 Year ended 2/29/2004                             35.81               849             1.56               1.56             (.73)
 Year ended 2/28/2003                            (16.42)              274             1.59               1.59             (.55)
 Period from 3/15/2001 to 2/28/2002               (4.44)              112             1.61 (6)           1.61 (6)         (.46)(6)
CLASS F:
 Six months ended 8/31/2004 (5)                   (4.54)            1,161              .76 (6)            .76 (6)          .07 (6)
 Year ended 2/29/2004                             36.81               978              .78                .78              .05
 Year ended 2/28/2003                            (15.74)              289              .82                .82              .22
 Period from 3/16/2001 to 2/28/2002               (2.12)              131              .84 (6)            .84 (6)          .31 (6)
CLASS 529-A:
 Six months ended 8/31/2004 (5)                   (4.52)              162              .77 (6)            .77 (6)          .07 (6)
 Year ended 2/29/2004                             36.90               128              .77                .77              .06
 Year ended 2/28/2003                            (15.73)               39              .78                .78              .28
 Period from 2/15/2002 to 2/28/2002               (1.23)                1              .03                .03              .03
CLASS 529-B:
 Six months ended 8/31/2004 (5)                   (5.00)               44             1.67 (6)           1.67 (6)         (.83)(6)
 Year ended 2/29/2004                             35.65                37             1.68               1.68             (.85)
 Year ended 2/28/2003                            (16.45)               12             1.71               1.71             (.65)
 Period from 2/19/2002 to 2/28/2002                 .46                 - (8)          .04                .04                - (9)
CLASS 529-C:
 Six months ended 8/31/2004 (5)                   (5.00)               58             1.66 (6)           1.66 (6)         (.82)(6)
 Year ended 2/29/2004                             35.72                46             1.67               1.67             (.84)
 Year ended 2/28/2003                            (16.45)               14             1.69               1.69             (.63)
 Period from 2/19/2002 to 2/28/2002                 .46                 - (8)          .04                .04                - (9)
CLASS 529-E:
 Six months ended 8/31/2004 (5)                   (4.72)               10             1.13 (6)           1.13 (6)         (.30)(6)
 Year ended 2/29/2004                             36.45                 8             1.14               1.14             (.31)
 Period from 3/7/2002 to 2/28/2003               (20.18)                3             1.16 (6)           1.16 (6)         (.09)(6)
CLASS 529-F:
 Six months ended 8/31/2004 (5)                   (4.58)                4              .88 (6)            .88 (6)         (.05)(6)
 Year ended 2/29/2004                             36.66                 3              .89                .89             (.07)
 Period from 9/17/2002 to 2/28/2003                 .05                 - (8)          .40                .40              .07




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                                             Ratio of expenses  Ratio of expenses     Ratio of net
                                                               Net assets,      to average net     to average net    (loss) income
                                                   Total     end of period       assets before       assets after       to average
                                                  return     (in millions)       reimbursement  reimbursement (4)       net assets
CLASS R-1:
 Six months ended 8/31/2004 (5)                   (4.92%)             $16             1.58% (6)          1.56% (6)        (0.72)(6)
 Year ended 2/29/2004                             35.81                12             1.60               1.57             (.75)
 Period from 6/26/2002 to 2/28/2003               (8.81)                1             3.01 (6)           1.58 (6)         (.49)(6)
CLASS R-2:
 Six months ended 8/31/2004 (5)                   (4.93)              176             1.77 (6)           1.52 (6)         (.69)(6)
 Year ended 2/29/2004                             35.80               130             1.91               1.53             (.70)
 Period from 5/21/2002 to 2/28/2003              (17.37)               25             2.21 (6)           1.54 (6)         (.46)(6)
CLASS R-3:
 Six months ended 8/31/2004 (5)                   (4.72)              275             1.11 (6)           1.11 (6)         (.27)(6)
 Year ended 2/29/2004                             36.27               189             1.16               1.15             (.32)
 Period from 6/4/2002 to 2/28/2003               (14.58)               24             1.29 (6)           1.16 (6)         (.09)(6)
CLASS R-4:
 Six months ended 8/31/2004 (5)                   (4.58)              100              .76 (6)            .76 (6)          .07 (6)
 Year ended 2/29/2004                             36.84                60              .78                .78              .05
 Period from 5/20/2002 to 2/28/2003              (17.74)                3              .95 (6)            .81 (6)          .24 (6)
CLASS R-5:
 Six months ended 8/31/2004 (5)                   (4.39)              138              .46 (6)            .46 (6)          .37 (6)
 Year ended 2/29/2004                             37.32               127              .47                .47              .37
 Period from 5/15/2002 to 2/28/2003              (17.83)               53              .48 (6)            .48 (6)          .58 (6)


                                                             Six months ended
                                                                 August 31,              Year ended February 28 or 29
                                                                  2004(5)            2004     2003      2002      2001      2000

Portfolio turnover rate for all classes of shares                   7%                17%      18%       25%       39%      34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 2000 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.
(8) Amount less than $1 million.
(9) Amount less than .01 percent.

See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)


As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 through August 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period," and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value."

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account         Ending account        Expenses paid        Annualized
                                                  value 3/1/2004        value 8/31/2004     during period(1)     expense ratio

Class A -- actual return                         $      1,000.00          $      954.86          $      3.45              .70%
Class A -- assumed 5% return                            1,000.00               1,021.68                 3.57              .70
Class B -- actual return                                1,000.00                 951.37                 7.28             1.48
Class B -- assumed 5% return                            1,000.00               1,017.74                 7.53             1.48
Class C -- actual return                                1,000.00                 951.15                 7.57             1.54
Class C -- assumed 5% return                            1,000.00               1,017.44                 7.83             1.54
Class F -- actual return                                1,000.00                 954.62                 3.74              .76
Class F -- assumed 5% return                            1,000.00               1,021.37                 3.87              .76
Class 529-A -- actual return                            1,000.00                 954.76                 3.79              .77
Class 529-A -- assumed 5% return                        1,000.00               1,021.32                 3.92              .77
Class 529-B -- actual return                            1,000.00                 950.01                 8.21             1.67
Class 529-B -- assumed 5% return                        1,000.00               1,016.79                 8.49             1.67
Class 529-C -- actual return                            1,000.00                 950.03                 8.16             1.66
Class 529-C -- assumed 5% return                        1,000.00               1,016.84                 8.44             1.66
Class 529-E -- actual return                            1,000.00                 952.80                 5.56             1.13
Class 529-E -- assumed 5% return                        1,000.00               1,019.51                 5.75             1.13
Class 529-F -- actual return                            1,000.00                 954.18                 4.33              .88
Class 529-F -- assumed 5% return                        1,000.00               1,020.77                 4.48              .88
Class R-1 -- actual return                              1,000.00                 950.80                 7.67             1.56
Class R-1 -- assumed 5% return                          1,000.00               1,017.34                 7.93             1.56
Class R-2 -- actual return                              1,000.00                 950.75                 7.47             1.52
Class R-2 -- assumed 5% return                          1,000.00               1,017.54                 7.73             1.52
Class R-3 -- actual return                              1,000.00                 952.80                 5.46             1.11
Class R-3 -- assumed 5% return                          1,000.00               1,019.61                 5.65             1.11
Class R-4 -- actual return                              1,000.00                 954.16                 3.74              .76
Class R-4 -- assumed 5% return                          1,000.00               1,021.37                 3.87              .76
Class R-5 -- actual return                              1,000.00                 956.11                 2.27              .46
Class R-5 -- assumed 5% return                          1,000.00               1,022.89                 2.35              .46

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended September 30, 2004
(the most recent calendar quarter):                                                           1 year          Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         +5.61%            +0.44%(1)
Not reflecting CDSC                                                                           +10.61%            +0.81%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +9.59%            +1.48%(2)
Not reflecting CDSC                                                                           +10.59%            +1.48%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +11.48%            +2.76%(4)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                          +5.06%            +1.80%(5)
Not reflecting maximum sales charge                                                           +11.45%            +4.11%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                           +5.46%            +2.43%(6)
Not reflecting CDSC                                                                           +10.46%            +3.89%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
     sold within one year of purchase                                                          +9.45%            +3.91%(6)
Not reflecting CDSC                                                                           +10.45%            +3.91%(6)

CLASS 529-E SHARES(3)                                                                         +11.04%            +2.28%(7)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +11.31%           +15.16%(8)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 16, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from February 19, 2002, when Class 529-B and Class 529-C shares were first sold.
(7) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

There are several ways to invest in AMCAP Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Meyers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE AMERICAN FUNDS AND SEC WEBSITES.

A complete portfolio of AMCAP Fund's investments is available upon request, free of charge, by calling American Funds Service Company or accessing the U.S. Securities and Exchange Commission website.

AMCAP Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge, upon request, by accessing the U.S. Securities and Exchange Commission website or by calling American Funds Service Company. You may also review or, for a fee, copy the forms at the Commission's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of AMCAP Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
>  AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-902-1004P

Litho in USA AGD/GRS/8078-S1930

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS(r)]




AMCAP FUND
Investment portfolio

August 31, 2004
                                                                     unaudited

                                                                                                              Market value
COMMON STOCKS -- 82.31%                                                                            Shares            (000)


CONSUMER DISCRETIONARY -- 21.23%
Target Corp.                                                                                    5,375,000      $   239,617
Lowe's Companies, Inc.                                                                          4,720,000          234,584
eBay Inc.(1)                                                                                    2,680,000          231,927
Kohl's Corp.(1)                                                                                 3,975,000          196,683
Best Buy Co., Inc.                                                                              3,800,000          176,776
Time Warner Inc.(1)                                                                            10,747,500          175,722
Harley-Davidson Motor Co.                                                                       2,871,900          175,243
Carnival Corp., units                                                                           3,568,100          163,383
Liberty Media Corp., Class A(1)                                                                17,400,000          155,034
Johnson Controls, Inc.                                                                          2,640,000          148,632
Outback Steakhouse, Inc.(2)                                                                     3,710,000          145,209
Dollar General Corp.                                                                            7,000,000          137,900
IAC/InterActiveCorp(1)                                                                          5,110,000          116,559
Michaels Stores, Inc.                                                                           2,005,000          114,947
Ross Stores, Inc.                                                                               5,327,700          112,681
Comcast Corp., Class A, special nonvoting stock(1)                                              2,500,000           69,375
Comcast Corp., Class A1                                                                         1,200,000           33,804
American Axle & Manufacturing Holdings, Inc.                                                    2,583,000           87,538
Brinker International, Inc.(1)                                                                  2,725,000           82,976
Williams-Sonoma, Inc.(1)                                                                        2,250,000           78,727
Garmin Ltd.                                                                                     1,998,600           77,766
Starbucks Corp.(1)                                                                              1,470,000           63,563
Sonic Corp.(1)                                                                                  2,625,000           58,669
Interpublic Group of Companies, Inc.(1)                                                         4,684,000           49,416
Clear Channel Communications, Inc.                                                              1,400,000           46,914
Panera Bread Co., Class A(1)                                                                    1,125,000           39,127
Liberty Media International, Inc., Class A(1)                                                   1,048,058           35,424
CarMax, Inc.(1)                                                                                 1,713,800           33,556
International Game Technology                                                                     850,000           24,522
Gap, Inc.                                                                                         850,000           15,929
                                                                                                                 3,322,203

INFORMATION TECHNOLOGY -- 15.15%
First Data Corp.                                                                                5,992,110          253,167
Cisco Systems, Inc.(1)                                                                          9,829,300          184,398
Applied Materials, Inc.(1)                                                                     10,900,000          173,201
Microsoft Corp.                                                                                 6,170,000          168,441
Yahoo! Inc.(1)                                                                                  4,711,200          134,316
Analog Devices, Inc.                                                                            2,900,000          100,688
Sanmina-SCI Corp.(1)                                                                           14,510,000          100,409
Texas Instruments Inc.                                                                          4,550,000           88,907
Automatic Data Processing, Inc.                                                                 2,160,000           85,903
Sabre Holdings Corp., Class A                                                                   3,638,800           83,692
Zebra Technologies Corp., Class A(1)                                                            1,305,000           74,581
Oracle Corp.(1)                                                                                 7,000,000           69,790
Xilinx, Inc.                                                                                    2,500,000           68,575
Solectron Corp.(1)                                                                             13,140,000           67,802
Microchip Technology Inc.                                                                       2,500,000           65,975
EMC Corp.(1)                                                                                    5,950,000           64,081
National Instruments Corp.                                                                      2,343,750           61,102
Linear Technology Corp.                                                                         1,700,000           60,809
Jabil Circuit, Inc.(1)                                                                          2,937,000           60,590
Symbol Technologies, Inc.                                                                       4,500,000           58,050
Altera Corp.(1)                                                                                 2,850,000           53,922
Paychex, Inc.                                                                                   1,600,000           47,472
Computer Sciences Corp.(1)                                                                      1,000,000           46,350
Ceridian Corp.(1)                                                                               2,400,000           44,376
Maxim Integrated Products, Inc.                                                                 1,000,000           43,430
Rogers Corp.(1)                                                                                   750,000           34,792
Intersil Corp., Class A                                                                         1,600,000           27,888
KLA-Tencor Corp.(1)                                                                               700,000           26,152
Cadence Design Systems, Inc.(1)                                                                 1,685,800           20,954
                                                                                                                 2,369,813

HEALTH CARE -- 14.77%
WellPoint Health Networks Inc., Class A(1)                                                      2,400,000          235,632
HCA Inc.                                                                                        5,845,000          226,844
Forest Laboratories, Inc.(1)                                                                    4,025,000          184,546
Express Scripts, Inc.(1)                                                                        2,900,000          183,280
Biogen Idec Inc.(1)                                                                             2,772,500          164,492
Eli Lilly and Co.                                                                               2,560,000          162,432
Guidant Corp.                                                                                   2,110,000          126,178
Medtronic, Inc.                                                                                 2,120,000          105,470
Bristol-Myers Squibb Co.                                                                        4,225,000          100,259
Lincare Holdings Inc.(1)                                                                        3,000,000           96,420
St. Jude Medical, Inc.(1)                                                                       1,430,100           96,174
Amgen Inc.(1)                                                                                   1,615,000           95,753
AmerisourceBergen Corp.                                                                         1,750,000           94,675
Medicis Pharmaceutical Corp., Class A                                                           2,425,000           88,803
Becton, Dickinson and Co.                                                                       1,650,000           79,398
Caremark Rx, Inc.(1)                                                                            2,575,000           73,903
IDEXX Laboratories, Inc.(1)                                                                     1,074,600           52,344
Genentech, Inc.(1)                                                                                800,000           39,024
Pfizer Inc                                                                                        768,200           25,097
ResMed Inc(1)                                                                                     490,000           23,407
TECHNE Corp.(1)                                                                                   525,000           20,339
Applera Corp. - Applied Biosystems Group                                                        1,000,000           19,040
Henry Schein, Inc.(1)                                                                             250,000           15,570
Schering-Plough Corp.                                                                             139,100            2,568
                                                                                                                 2,311,648

FINANCIALS -- 9.15%
Fannie Mae                                                                                      5,165,000      $   384,534
Capital One Financial Corp.                                                                     3,401,200          230,465
American International Group, Inc.                                                              2,980,000          212,295
Wells Fargo & Co.                                                                               2,020,000          118,675
Freddie Mac                                                                                     1,750,000          117,460
M&T Bank Corp.                                                                                    959,230           91,108
MBNA Corp.                                                                                      2,700,000           65,178
Independence Community Bank Corp.                                                               1,640,000           64,354
Bank of New York Co., Inc.                                                                      1,740,000           51,852
City National Corp.                                                                               510,000           33,650
Southwest Bancorporation of Texas, Inc.                                                         1,400,000           29,512
Arthur J. Gallagher & Co.                                                                         550,000           17,523
Berkshire Hathaway Inc., Class A(1)                                                                   180           15,660
                                                                                                                 1,432,266

INDUSTRIALS -- 6.92%
General Dynamics Corp.                                                                          1,540,000          150,366
Robert Half International Inc.                                                                  5,900,000          144,550
Precision Castparts Corp.                                                                       2,620,000          144,336
General Electric Co.                                                                            3,750,000          122,963
Southwest Airlines Co.                                                                          7,985,000          118,338
Avery Dennison Corp.                                                                            1,744,200          108,402
United Parcel Service, Inc., Class B                                                            1,050,000           76,703
FedEx Corp.                                                                                       790,000           64,772
Illinois Tool Works Inc.                                                                          430,000           39,255
ChoicePoint Inc.(1)                                                                               815,000           34,434
United Technologies Corp.                                                                         325,000           30,521
Education Management Corp.(1)                                                                   1,000,000           29,060
ServiceMaster Co.                                                                               1,600,000           19,888
                                                                                                                 1,083,588

CONSUMER STAPLES -- 5.64%
Avon Products, Inc.                                                                             3,960,000          174,953
PepsiCo, Inc.                                                                                   2,490,000          124,500
Altria Group, Inc.                                                                              2,500,000          122,375
Walgreen Co.                                                                                    2,850,000          103,883
Anheuser-Busch Companies, Inc.                                                                  1,545,000           81,576
Dean Foods Co.(1)                                                                               2,000,000           74,140
Costco Wholesale Corp.                                                                          1,500,000           61,755
Wal-Mart Stores, Inc.                                                                           1,000,000           52,670
Constellation Brands, Inc., Class A(1)                                                            915,000           33,645
Gillette Co.                                                                                      700,000           29,750
Performance Food Group Co.(1)                                                                   1,010,000           22,220
                                                                                                                   881,467

ENERGY -- 3.87%
Devon Energy Corp.                                                                              2,985,000          193,458
Apache Corp.                                                                                    2,150,000           96,084
Schlumberger Ltd.                                                                               1,490,000           92,082
Smith International, Inc.(1)                                                                    1,445,000           82,336
Noble Corp.(1)                                                                                  1,823,400           73,337
Pogo Producing Co.                                                                                900,000           39,582
ENSCO International Inc.                                                                        1,000,000           29,160
                                                                                                                   606,039

TELECOMMUNICATION SERVICES -- 1.49%
Telephone and Data Systems, Inc.                                                                1,525,000   $      117,578
CenturyTel, Inc.                                                                                2,690,000           86,591
Nextel Communications, Inc., Class A(1)                                                         1,250,000           28,988
                                                                                                                   233,157

MATERIALS -- 0.62%
Sealed Air Corp.(1)                                                                             1,000,000           49,120
Cambrex Corp.                                                                                   1,300,000           28,041
Vulcan Materials Co.                                                                              400,000           19,068
                                                                                                                    96,229

UTILITIES -- 0.35%
Duke Energy Corp.                                                                               2,499,000           55,328


MISCELLANEOUS -- 3.12%
Other common stocks in initial period of acquisition                                                               488,509


TOTAL COMMON STOCKS (cost: $10,742,123,000)                                                                     12,880,247



                                                                                       hares or principal
CONVERTIBLE SECURITIES -- 0.10%                                                                    amount


TELECOMMUNICATION SERVICES -- 0.10%
ALLTEL Corp. 7.75% convertible preferred 2005                                                     300,000 units     15,405


TOTAL CONVERTIBLE SECURITIES (cost: $15,000,000)                                                                    15,405




                                                                                         Principal amount
SHORT-TERM SECURITIES -- 17.45%                                                                     (000)


U.S. Treasury Bills 1.135%-1.475% due 9/23-11/18/2004                                            $204,200          203,799
Wal-Mart Stores Inc. 1.34%-1.58% due 9/8-10/26/2004(3)                                            148,500          148,283
Coca-Cola Co. 1.36%-1.54% due 9/9-10/20/2004                                                      134,000          133,856
CAFCO, LLC 1.48%-1.68% due 9/2-11/17/2004(3)                                                      131,800          131,512
Abbott Laboratories Inc. 1.36%-1.58% due 9/28-11/2/2004(3)                                        130,700          130,465
Receivables Capital Co. LLC 1.53% due 9/15-9/24/2004(3)                                            70,700           70,642
Bank of America Corp. 1.57%-1.62% due 10/27-10/29/2004                                             55,000           54,856
DuPont (E.I.) de Nemours & Co. 1.33%-1.47% due 9/7-9/29/2004                                      122,200          122,117
Pfizer Inc 1.35%-1.53% due 9/13-10/7/2004(3)                                                      117,300          117,181
Variable Funding Capital Corp. 1.43%-1.51% due 9/9-9/22/2004(3)                                   114,500          114,432
Procter & Gamble Co. 1.50%-1.64% due 9/29-11/22/2004(3)                                           114,200          113,952
Freddie Mac 1.56%-1.59% due 10/18-10/29/2004                                                      107,800          107,559
Preferred Receivables Funding Corp. 1.53%-1.58% due 9/13-9/30/2004(3)                              57,300           57,236
Park Avenue Receivables Corp., LLC 1.42% 09/13/2004(3)                                             37,000           36,981
Triple-A One Funding Corp. 1.45%-1.61% due 9/1-10/28/2004(3)                                       93,090           93,013
FCAR Owner Trust I 1.57%-1.65% due 10/25-11/5/2004                                                 90,000           89,745
Federal Farm Credit Banks 1.24%-1.44% due 9/8-9/10/2004                                            79,500           79,476
Clipper Receivables Co. LLC 1.56%-1.61% due 9/23-10/8/2004(3)                                      79,400           79,286
IBM Capital Inc. 1.37% due 9/10/2004(3)                                                            56,600           56,578
IBM Credit Corp. 1.52% due 10/19/2004                                                              20,000           19,957
Eli Lilly and Co. 1.45%-1.52% due 9/10-10/8/2004(3)                                                75,500           75,428
Netjets Inc. 1.40%-1.56% due 9/24-10/18/2004(3)                                                    60,000           59,924
Federal Home Loan Bank 1.53%-1.59% due 10/15-10/22/2004                                            54,300           54,180
Wells Fargo & Co. 1.58% due 10/4/2004                                                              50,000           50,000
Colgate-Palmolive Co. 1.48% due 9/9/2004(3)                                                        50,000           49,981
Gannett Co. 1.40%-1.48% due 9/16-9/17/2004(3)                                                      49,900           49,867
Three Pillars Funding, LLC 1.52% due 9/8-9/10/2004(3)                                              48,883           48,865
Verizon Network Funding Corp. 1.50% due 9/22/2004                                                  40,000           39,963
Edison Asset Securitization LLC 1.53% due 10/6/2004(3)                                             40,000           39,939
Private Export Funding Corp. 1.61% due 11/15/2004(3)                                               40,000           39,859
ChevronTexaco Corp. 1.34% due 9/15/2004                                                            35,000           34,980
New Center Asset Trust 1.51% due 9/20/2004                                                         35,000           34,971
Hershey Foods Corp. 1.56% due 11/2/2004(3)                                                         35,000           34,901
Fannie Mae 1.51% due 10/14/2004                                                                    32,200           32,140
International Bank for Reconstruction and Development 1.53% due 10/12/2004                         30,000           29,946
Medtronic Inc. 1.47% due 9/16/2004(3)                                                              28,700           28,681
PepsiCo, Inc. 1.50% due 9/16/2004(3)                                                               25,000           24,983
BellSouth Corp. 1.53% due 9/22/2004(3)                                                             22,000           21,979
Harley-Davidson Funding Corp. 1.49% due 10/5/2004(3)                                               19,800           19,771


TOTAL SHORT-TERM SECURITIES (cost: $2,731,331,000)                                                               2,731,284


TOTAL INVESTMENT SECURITIES (cost: $13,488,454,000)                                                             15,626,936
Other assets less liabilities                                                                                       21,054

NET ASSETS                                                                                                     $15,647,990


(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company
    Act of 1940.
(3) Restricted security that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio. The total value of all restricted was $1,643,739,000, which represented 10.50% of the net assets of the fund.


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.


By
/s/ Claudia P. Huntington
-------------------------------------------------------
Claudia P. Huntington, President and PEO

Date: November 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By
/s/ Claudia P. Huntington
--------------------------------------------------------
Claudia P. Huntington, President and PEO

Date: November 8, 2004



By
/s/ Jeffrey P. Regal
--------------------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: November 8, 2004